Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
January 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 99.7%
Security	Shares	Value
Aerospace & Defense — 2.1%
Safran SA(1)	304,194	$ 56,795,712
		$ 56,795,712
Air Freight & Logistics — 1.2%
GXO Logistics, Inc.(1)(2)	587,091	$ 31,926,009
		$ 31,926,009
Banks — 8.4%
Banco Santander SA	9,028,459	$ 36,285,911
Barclays PLC	14,812,025	27,525,590
Citigroup, Inc.(1)	514,113	28,877,727
HDFC Bank Ltd.	1,441,443	25,350,746
HSBC Holdings PLC	4,034,954	31,503,720
KBC Group NV	310,851	20,277,307
Societe Generale SA	788,371	20,265,092
Toronto-Dominion Bank	292,974	17,797,007
Truist Financial Corp.	517,077	19,162,874
		$ 227,045,974
Beverages — 1.0%
Diageo PLC(1)	761,332	$ 27,497,686
		$ 27,497,686
Biotechnology — 1.3%
CSL Ltd.	182,626	$ 35,863,643
		$ 35,863,643
Broadline Retail — 3.2%
Amazon.com, Inc.(1)(2)	555,938	$ 86,281,578
		$ 86,281,578
Capital Markets — 0.9%
Intercontinental Exchange, Inc.	181,035	$ 23,051,186
		$ 23,051,186
Commercial Services & Supplies — 0.5%
Waste Management, Inc.	73,603	$ 13,662,925
		$ 13,662,925
Security	Shares	Value
Consumer Staples Distribution & Retail — 0.8%
Dollar Tree, Inc.(1)(2)	165,038	$ 21,557,263
		$ 21,557,263
Diversified Telecommunication Services — 0.3%
Zegona Communications PLC(2)	3,464,113	$ 8,016,450
		$ 8,016,450
Electric Utilities — 2.1%
Iberdrola SA	3,041,102	$ 36,617,777
NextEra Energy, Inc.(1)	358,180	21,000,093
		$ 57,617,870
Electrical Equipment — 1.8%
AMETEK, Inc.(1)	173,915	$ 28,182,926
Schneider Electric SE	110,858	21,778,053
		$ 49,960,979
Electronic Equipment, Instruments & Components — 3.9%
CDW Corp.(1)	219,936	$ 49,863,890
Halma PLC	946,466	26,197,314
Keyence Corp.	67,716	30,295,995
		$ 106,357,199
Entertainment — 1.8%
Walt Disney Co.(1)	510,558	$ 49,039,096
		$ 49,039,096
Financial Services — 2.1%
Fidelity National Information Services, Inc.(1)	337,914	$ 21,038,525
Visa, Inc., Class A(1)	130,691	35,712,623
		$ 56,751,148
Food Products — 2.1%
Nestle SA(1)	508,863	$ 57,985,207
		$ 57,985,207
Ground Transportation — 0.5%
Union Pacific Corp.	57,749	$ 14,086,714
		$ 14,086,714
Health Care Equipment & Supplies — 3.7%
Alcon, Inc.	291,844	$ 21,968,556
Boston Scientific Corp.(1)(2)	488,437	30,898,525

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Intuitive Surgical, Inc.(1)(2)	77,042	$ 29,138,825
Straumann Holding AG	116,355	17,674,483
		$ 99,680,389
Health Care Providers & Services — 0.4%
UnitedHealth Group, Inc.	20,446	$ 10,463,036
		$ 10,463,036
Health Care REITs — 0.8%
Healthpeak Properties, Inc.(1)	1,156,342	$ 21,392,327
		$ 21,392,327
Hotels, Restaurants & Leisure — 4.3%
Amadeus IT Group SA	421,809	$ 29,560,530
Compass Group PLC	2,251,305	62,009,386
InterContinental Hotels Group PLC	255,180	24,179,086
		$ 115,749,002
Household Products — 1.4%
Reckitt Benckiser Group PLC	524,937	$ 37,953,414
		$ 37,953,414
Industrial Conglomerates — 1.7%
Siemens AG	259,090	$ 46,383,288
		$ 46,383,288
Insurance — 4.3%
AIA Group Ltd.	3,975,180	$ 31,175,015
Allstate Corp.(1)	107,421	16,677,110
Assurant, Inc.	120,438	20,227,562
AXA SA	738,103	24,774,656
RenaissanceRe Holdings Ltd.	104,632	23,942,941
		$ 116,797,284
Interactive Media & Services — 4.3%
Alphabet, Inc., Class C(1)(2)	830,842	$ 117,813,396
		$ 117,813,396
Life Sciences Tools & Services — 1.5%
Danaher Corp.(1)	115,613	$ 27,736,715
Sartorius AG, PFC Shares	37,761	13,775,306
		$ 41,512,021
Security	Shares	Value
Machinery — 0.8%
Ingersoll Rand, Inc.(1)	271,298	$ 21,665,858
		$ 21,665,858
Metals & Mining — 1.4%
Anglo American PLC	647,731	$ 15,440,405
Rio Tinto Ltd.(1)	249,713	21,487,142
		$ 36,927,547
Multi-Utilities — 0.4%
CMS Energy Corp.(1)	177,983	$ 10,173,508
		$ 10,173,508
Oil, Gas & Consumable Fuels — 3.3%
ConocoPhillips(1)	444,195	$ 49,692,094
EOG Resources, Inc.(1)	349,610	39,782,122
		$ 89,474,216
Personal Care Products — 0.3%
Kose Corp.	112,239	$ 7,342,973
		$ 7,342,973
Pharmaceuticals — 8.5%
AstraZeneca PLC	323,896	$ 42,941,108
Eli Lilly & Co.(1)	58,259	37,612,593
Novo Nordisk AS, Class B	534,963	61,148,617
Sanofi SA	509,697	51,043,879
Zoetis, Inc.(1)	206,004	38,689,611
		$ 231,435,808
Professional Services — 3.8%
Recruit Holdings Co. Ltd.	882,270	$ 34,848,532
RELX PLC	1,135,491	46,866,322
Verisk Analytics, Inc.(1)	88,229	21,309,950
		$ 103,024,804
Semiconductors & Semiconductor Equipment — 8.2%
ASML Holding NV(1)	65,106	$ 56,485,177
Infineon Technologies AG	982,718	35,826,875
Micron Technology, Inc.(1)	447,618	38,383,243
NVIDIA Corp.(1)	86,864	53,444,813
Taiwan Semiconductor Manufacturing Co. Ltd. ADR(1)	334,808	37,819,912
		$ 221,960,020
Software — 9.4%
Adobe, Inc.(1)(2)	75,349	$ 46,549,105

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Intuit, Inc.(1)	72,613	$ 45,842,766
Microsoft Corp.(1)	406,057	161,440,142
		$ 253,832,013
Specialty Retail — 1.2%
TJX Cos., Inc.(1)	335,338	$ 31,826,930
		$ 31,826,930
Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc.(1)	417,243	$ 76,939,609
		$ 76,939,609
Textiles, Apparel & Luxury Goods — 0.9%
LVMH Moet Hennessy Louis Vuitton SE	30,762	$ 25,595,785
		$ 25,595,785
Trading Companies & Distributors — 2.3%
Ashtead Group PLC	404,142	$ 26,427,609
IMCD NV	240,580	36,722,305
		$ 63,149,914
Total Common Stocks (identified cost $1,717,922,677)		$2,704,589,781

Short-Term Investments — 0.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(3)	20,109,413	$ 20,109,413
Total Short-Term Investments (identified cost $20,109,413)		$ 20,109,413
Total Investments — 100.5% (identified cost $1,738,032,090)		$2,724,699,194
Total Written Call Options — (0.5)% (premiums received $9,821,187)		$ (14,148,615)
Other Assets, Less Liabilities — 0.0%(4)		$ 1,692,689
Net Assets — 100.0%		$2,712,243,268

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security (or a portion thereof) has been pledged as collateral for written options.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2024.
(4)	Amount is less than 0.05%.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	51.8%	$1,411,252,682
United Kingdom	13.8	376,558,090
France	7.4	200,253,177
Spain	3.8	102,464,218
Switzerland	3.6	97,628,246
Germany	3.5	95,985,469
Netherlands	3.4	93,207,482
Japan	2.7	72,487,500
Denmark	2.2	61,148,617
Australia	2.1	57,350,785
Taiwan	1.4	37,819,912
Hong Kong	1.1	31,175,015
India	0.9	25,350,746
Bermuda	0.9	23,942,941
Belgium	0.7	20,277,307
Canada	0.7	17,797,007
Total Investments	100.0%	$2,724,699,194

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) — (0.5)%
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Dow Jones Euro STOXX 50 Index	930	EUR	43,230,120	EUR	4,525	2/2/24	$ (1,268,472)
Dow Jones Euro STOXX 50 Index	940	EUR	43,694,960	EUR	4,550	2/9/24	(1,098,744)
Dow Jones Euro STOXX 50 Index	940	EUR	43,694,960	EUR	4,550	2/16/24	(1,226,059)
Dow Jones Euro STOXX 50 Index	930	EUR	43,230,120	EUR	4,725	2/23/24	(259,404)
FTSE 100 Index	1,040	GBP	79,357,928	GBP	7,625	2/16/24	(986,249)
Nikkei 225 Index	530	JPY	19,231,956,300	JPY	36,500	2/9/24	(1,038,437)
S&P 500 Index	154	USD	74,623,010	USD	4,775	2/2/24	(1,180,410)
S&P 500 Index	154	USD	74,623,010	USD	4,770	2/5/24	(1,292,060)
S&P 500 Index	154	USD	74,623,010	USD	4,825	2/7/24	(743,820)
S&P 500 Index	152	USD	73,653,880	USD	4,850	2/9/24	(605,720)
S&P 500 Index	152	USD	73,653,880	USD	4,820	2/12/24	(921,120)
S&P 500 Index	152	USD	73,653,880	USD	4,800	2/14/24	(1,201,560)
S&P 500 Index	151	USD	73,169,315	USD	4,855	2/16/24	(751,980)
S&P 500 Index	150	USD	72,684,750	USD	4,925	2/20/24	(345,750)
S&P 500 Index	148	USD	71,715,620	USD	4,950	2/21/24	(263,440)
S&P 500 Index	149	USD	72,200,185	USD	4,950	2/23/24	(314,390)
S&P 500 Index	150	USD	72,684,750	USD	4,955	2/26/24	(317,250)
S&P 500 Index	150	USD	72,684,750	USD	4,960	2/28/24	(333,750)
Total							$(14,148,615)
Abbreviations:
ADR	– American Depositary Receipt
PFC Shares	– Preference Shares
REITs	– Real Estate Investment Trusts
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
USD	– United States Dollar
At January 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At January 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $20,109,413, which represents 0.8% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended January 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$55,926,083	$118,795,242	$(154,611,912)	$ —	$ —	$20,109,413	$210,553	20,109,413
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 166,852,492	$ 8,016,450	$ —	$ 174,868,942
Consumer Discretionary	118,108,508	141,344,787	—	259,453,295
Consumer Staples	21,557,263	130,779,280	—	152,336,543
Energy	89,474,216	—	—	89,474,216
Financials	206,487,555	217,158,037	—	423,645,592
Health Care	174,539,305	244,415,592	—	418,954,897
Industrials	130,834,382	269,821,821	—	400,656,203
Information Technology	510,283,480	148,805,361	—	659,088,841
Materials	—	36,927,547	—	36,927,547
Real Estate	21,392,327	—	—	21,392,327
Utilities	31,173,601	36,617,777	—	67,791,378
Total Common Stocks	$1,470,703,129	$1,233,886,652*	$ —	$2,704,589,781
Short-Term Investments	$ 20,109,413	$ —	$ —	$ 20,109,413
Total Investments	$1,490,812,542	$1,233,886,652	$ —	$2,724,699,194

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Written Call Options	$ (8,271,250)	$ (5,877,365)	$ —	$ (14,148,615)
Total	$ (8,271,250)	$ (5,877,365)	$ —	$ (14,148,615)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.